Emoluments of Directors and Supervisors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥) Employee	Dec. 31, 2020 CNY (¥) Employee	Dec. 31, 2019 CNY (¥) Employee
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and other benefits	¥ 15,143,000	¥ 16,598,000	¥ 13,042,000
Contribution to retirement benefit scheme	1,568,000	¥ 1,338,000	¥ 1,796,000
Severance payment	¥ 0
Directors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee			1
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	1	1	3
Salaries, allowances and other benefits	¥ 3,383,000
Contribution to retirement benefit scheme	¥ 387,000
Senior management [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	4	4	1
Senior management one [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 1,533,000	¥ 1,550,000	¥ 940,000
Contribution to retirement benefit scheme	164,000	116,000	¥ 161,000
Senior management two [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,310,000	1,310,000
Contribution to retirement benefit scheme	164,000	116,000
Senior management third [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,308,000	1,292,000
Contribution to retirement benefit scheme	164,000	116,000
Senior management four [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,257,000	1,270,000
Contribution to retirement benefit scheme	¥ 164,000	¥ 116,000